ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 30, 2012
Receivables [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE
Accounts receivable consist of the following:

	December 30, 2012	January 1, 2012
Current:
Trade receivables	$100,420	$111,398
Less allowance for doubtful accounts	(2,312)	(3,230)
Net trade receivables	98,108	108,168
Other receivables	6,405	5,235
Total current receivables	$104,513	$113,403